Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current state provision	$ 0	$ (1,124)
Deferred state provision	0	0
Valuation allowance	0	0
Current federal provision	0	0
Deferred federal provision	0	0
Total tax provision	$ 0	$ (1,124)